SCHEDULE OF PROVISION FOR POST-EMPLOYMENT BENEFITS (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Postemployment Benefits [Abstract]
Provision for post-employment benefits	$ 115,393	$ 68,701